Consolidated Balance Sheets (Parenthetical) - shares	Dec. 31, 2020	Dec. 31, 2019
Class A Subordinate Voting
Common shares issued (in shares)	110,929,570	104,518,173
Common shares outstanding (in shares)	110,929,570	104,518,173
Class B Multiple Voting
Common shares issued (in shares)	11,599,301	11,910,802
Common shares outstanding (in shares)	11,599,301	11,910,802